--------------------------------------------------------------------------------
                                                                October 31, 2000
--------------------------------------------------------------------------------

Farmers
Mutual Fund
Portfolios

Semiannual Report

     Includes reports for:
     Income Portfolio
     Income with Growth Portfolio
     Balanced Portfolio
     Growth with Income Portfolio
     Growth Portfolio

Offering a broad range of investment opportunities by investing in a select mix of established mutual funds.

                                                       [LOGO] FARMERS(R)
                                                              FINANCIAL SERVICES

Farmers Mutual Fund Portfolios

                                                                Total Net Assets
Date of Portfolios' Inception: 3/9/99                            as of 10/31/00

Income Portfolio                                                      $415,830
Income with Growth Portfolio                                        $1,083,131
Balanced Portfolio                                                  $2,157,601
Growth with Income Portfolio                                        $2,468,675
Growth Portfolio                                                    $5,003,560

o During the past six months, growth stocks have come under significant pressure as the technology, media, and telecommunication sectors have sold off sharply. However, value stocks rallied as investors' focus returned to fundamentals, while lower-risk bonds produced gains due to the rising likelihood of a slowdown in the U.S economy.

o Believing that there has been little fundamental change to the investment backdrop, management made no significant changes to the Portfolios' holdings during the period.

Table of Contents

Letter from the President .................................................    4
Portfolio Management Discussion ...........................................    5
Glossary of Investment Terms ..............................................   29

Farmers Income Portfolio

Portfolio Highlights ......................................................    9
Performance Update ........................................................   10
Portfolio Summary .........................................................   12
Investment Portfolio ......................................................   30
Financial Highlights ......................................................   46

Farmers Income with Growth Portfolio

Portfolio Highlights ......................................................   13
Performance Update ........................................................   14
Portfolio Summary .........................................................   16
Investment Portfolio ......................................................   31
Financial Highlights ......................................................   48

Farmers Balanced Portfolio

Portfolio Highlights ......................................................   17
Performance Update ........................................................   18
Portfolio Summary .........................................................   20
Investment Portfolio ......................................................   32
Financial Highlights ......................................................   50

Farmers Growth with Income Portfolio

Portfolio Highlights ......................................................   21
Performance Update ........................................................   22
Portfolio Summary .........................................................   24
Investment Portfolio ......................................................   33
Financial Highlights ......................................................   52

Farmers Growth Portfolio

Portfolio Highlights ......................................................   25
Performance Update ........................................................   26
Portfolio Summary .........................................................   28
Investment Portfolio ......................................................   34
Financial Highlights ......................................................   54

All Portfolios

Financial Statements ......................................................   36
Notes to Financial Statements .............................................   56
Officers and Trustees .....................................................   60

Letter from the President

Dear Shareholders,

                                                              [PHOTO]
                                                              Brian Cohen
                                                              President
                                                              Farmers Investment
                                                              Trust

Although the events of the past several years -- during which growth stocks vastly outperformed other sectors of the financial markets -- seemed to diminish the importance of portfolio diversification, the past six months have demonstrated the importance of maintaining exposure to growth stocks, value stocks, and bonds at all times. As the technology, media, and telecommunications sectors have collapsed, investors who loaded up on these formerly "hot" growth sectors have watched the values of their portfolios diminish significantly. However, those who remained invested in bonds and value stocks have benefited as these sectors have rebounded during 2000.

These events illustrate why the Farmers management team has emphasized diversification in deciding on the allocation of the Portfolios. Utilizing a long-term view and an emphasis on risk-adjusted returns, management has sought to build positions in a wide range of asset classes in order to achieve consistent long-term performance with a lower level of risk than the Portfolios' benchmark indices. Partnering with Scudder Kemper Investments Inc., one of the world's leading investment management organizations, the five Farmers Portfolios invest in established stock, bond, and money market mutual funds from several top money management firms. By utilizing a disciplined methodology to invest in a wide range of diversified funds, we strive to construct balanced portfolios that are positioned to provide strong risk-adjusted returns in both up and down markets.

Thank you for your investment in the Farmers Mutual Fund Portfolios. For more information on the recent market environment, please turn to the Portfolio Management Discussion with lead portfolio manager Shahram Tajbakhsh that begins on page 6. We have also provided a synopsis on each of the individual Portfolios, explaining how our choice of investments has impacted performance over the last six months. If you have any questions about your investment, please contact your Farmers agent.

Sincerely,


/s/ Brian Cohen

Brian Cohen
President
Farmers Investment Trust

Portfolio Management Discussion

In the following interview, Shahram Tajbakhsh, portfolio manager of the Farmers Mutual Fund Portfolios, discusses the recent market environment and the Portfolios' investment strategies during the six-month period ended October 31, 2000.

Q: During the past year, the stock market has been extremely volatile. What has been the cause of this trend?

A: The past six months have brought a litany of worries for investors. Concerns over higher interest rates roiled the markets in the first half of the period, before finally dissipating in late July. However, jitters over rising energy prices, the falling euro (the European common currency), and the outlook for corporate earnings led to a downdraft in the global markets during September and October.

When the reporting period began, the market was under pressure due to rising short-term interest rates. The combination of continued strong growth and increased wage pressures had compelled the Federal Reserve to take aggressive action to slow the economy to a more manageable pace by hiking rates by a quarter-point on each of February 2 and March 21, and by a half-point on May 16. Of greater concern to the markets was the possibility that continued strength in the economy would require the Fed to raise rates several more times before the end of the year. This fear was the key driving force behind the market's spring sell-off.

By mid-summer, however, evidence had emerged which suggested that the Fed's rate increases were finally beginning to have an effect. A series of economic reports showed cooling growth and little evidence of widespread inflation, meaning that the Fed would not have to be as aggressive as the markets had anticipated. Instead of bracing for an indefinite string of rate increases, investors began to position their portfolios for a "soft landing." This term refers to a slowing of growth -- brought about by Fed rate hikes -- that allows the economy to continue growing at a more reasonable pace, but without the threat of inflation that could arise during a period of rapid growth.

The improved outlook for interest rates sparked a rally in equities during August. In contrast to the surge of late 1999 and early 2000, a broad range of stocks participated in the rally. This phase was marked by a stronger performance from value stocks and an upturn in the extent to which advancing stocks outnumbered decliners. Financials, oils, utilities, and selected cyclicals -- all groups that have performed poorly over the past two years -- attracted buyers. At the same time, the unrestrained optimism of earlier this year -- in which many stocks with virtually any connection to technology or communications soared to incredible valuations -- calmed significantly.

The August rally proved short-lived, however, as fresh concerns began to rattle the markets during the final two months of the period. With interest rates no longer a primary concern, investors turned their attention to corporate earnings, which appeared to be under pressure on a variety of fronts. First, fears arose that growth was in fact slowing too rapidly, which could hurt companies whose businesses are sensitive to the direction of the economy. In addition, the price of oil rose sharply, threatening to crimp the profit margins of companies in a wide range of sectors. Finally, evidence began to mount that the collapsing euro would cut into the profits of global companies that generate a large percentage of their sales in Europe. In combination, these issues dampened the earnings outlook for the third and fourth quarters, and caused investors to question the market's still-lofty valuation. As numerous high-profile technology stocks issued negative earnings preannouncements, stocks staged a sharp sell-off before recovering in the final weeks of the period.

Q: How have these developments affected growth stocks, compared to value stocks?

A: Growth stocks, particularly those in the technology and biotech sectors, suffered the brunt of the spring market correction. Stocks in these groups had risen extremely quickly throughout the winter months, and had reached valuation levels that left them very vulnerable to negative developments, such as rising interest rates. In general, investors found a measure of safety in stocks with stronger earnings growth, on the basis that such companies would be better equipped to survive in a slowing economy. But as worries about the sustainability of corporate earnings began to creep into the market during September and October, stocks with higher valuations were most vulnerable to selling pressure. Conversely, more reasonably valued stocks in more conservative industries became increasingly attractive, even if they offered slower earnings growth. In this environment, utilities, financials, consumer staples, and energy stocks were prime beneficiaries. It is important to note that in a period characterized by violent sector rotations, those who had exposure to both growth and value often benefited from lower overall portfolio volatility. In our view, this demonstrates that despite the strong relative performance in the growth area during recent years, value stocks remain an essential component of a diversified portfolio.

Q: What factors have impacted the performance of stocks overseas?

A: International equities also produced an uneven performance during the period due to region-specific issues. In Europe, for instance, the benchmark indices in the U.K., France, and Germany were flat to slightly down, reflecting the expectations for additional rate increases by the European Central Bank and the decline of the euro from $.912 at the beginning of the period to $.849 by October 31. Meanwhile, Japan's market was pressured by the lack of a strong economic recovery, concerns surrounding the Bank of Japan's interest rate policy, and fears about the health of the country's corporations. Despite the spotty performance of international equities in recent months, we believe that the important themes unfolding in the overseas economies -- namely consolidation, restructuring, and less government intervention in free market processes -- will serve as the basis for strong returns in these areas in the years ahead.

Q: How have rising interest rates affected the bond market?

A: As an asset class, bonds have performed well over both the trailing six- and twelve-month periods. Government bonds, in particular, produced exceptional performance in the wake of the Treasury's buyback program, which has reduced the supply of outstanding issues. Bond market performance was especially impressive during the summer months, when investors' fears of an indefinite series of interest rate hikes began to dissipate. Corporate bonds were supported early on by sound economic growth, robust corporate profits, positive sector fundamentals, and attractive valuations, but concerns over the health of corporate earnings took a toll in the latter part of the period. In a period of high volatility in the stock market, bonds proved to be a valuable addition to investors' portfolios by providing favorable returns and helping to reduce overall volatility.

Q: The diversification of the Farmers Portfolios has been a positive amid the recent market volatility. What method do you use to achieve this high level of diversification?

A: Our goal in managing the Farmers Portfolios is to deliver stronger returns than the Portfolios' benchmark indices, with lower levels of risk. To this end, we invest in a select group of mutual funds that offer strong track records, style consistency, and above-average long-term performance. To determine what weightings we give each fund within the Portfolios, we use a computer model to calculate the optimal combination of investments. The purpose of this model is to manage risk by measuring how the individual mutual funds we hold in the Portfolios have performed in relation to one other in a variety of market conditions. If two funds tend to respond in different ways to a similar investment environment, the overall volatility of the Portfolio may decrease if a portion of assets is invested in each one.

We review the computer model on a regular basis to ensure that it is helping us meet the Portfolios' investment objectives. Since we allocate the Portfolio's assets with an extended time horizon in mind, our adjustments, which are usually minor, reflect the evolution of our long-term outlook rather than a response to the short-term fluctuations of the financial markets. This approach is designed to meet the needs of long-term investors who are seeking diversification and professional risk management.(1)

Q: What is your outlook for the financial markets from here?

A: We believe that it is important for investors to realize that the last five years have been an extraordinary time for the stock market. Led by growth stocks, the S&P 500 Index produced returns of over 20% annually from 1995-1999. Many investors have become used to returns of this magnitude, but it is important to note that this type of performance is far above the market's long-term average. Similarly, it is unusual for growth to outperform other sectors by as wide a margin as it has in recent years. Although many of the pillars that have supported the bull market remain in place -- such as improving productivity, the growing influence of technology, and a strong economy -- it is likely that stock market returns will be more subdued in the coming years. In addition, it is likely that the performance of growth stocks in relation to other asset classes will ultimately return to a level closer to the historical norm.

For this reason, we believe that now, more than ever, investors should take a long-term view when assessing their investment strategies. Volatility can be nerve-wracking, and it can lead undisciplined investors to make ill-advised decisions when the market is falling. However, we believe that those who establish long-term goals, ensure that their investments are appropriately diversified, and ignore the short-term movements of the markets are creating the foundation for a sound financial future. In managing the Farmers Portfolios, we seek to help you achieve these goals through our long-term approach and focus on diversification among multiple asset classes. Even if growth stocks slow from their torrid pace of the last 2-3 years, we feel that the Portfolios will be positioned to prosper by virtue of their exposure to bonds, value stocks, and international equities.

The opinions expressed are those of the portfolio management team as of October 31, 2000, and may not actually come to pass.

(1) Diversification does not eliminate the risk of potential loss.

Portfolio Highlights

Farmers Income Portfolio

The Income Portfolio remains diversified among five fixed income mutual funds that each invests in a different sector of the bond market. Our goal in taking this approach is to outperform the Portfolio's benchmark over the long term, and at the same time provide a lower level of risk. However, during the six months ended October 31, 2000, the Income Portfolio -- Class A Shares returned 3.90%, versus a return of 5.80% for the benchmark.

The Portfolio gained its best return from Scudder Income Fund, which holds a large weighting in higher-grade corporate bonds. In a period in which investors' fears about corporate earnings led to a surge of buying in bonds perceived to have the lowest levels of risk, the fund's focus on quality boosted its performance. The Portfolio's returns also benefited from its position in Kemper U.S. Government Securities Fund, which enjoyed similar gains from its positions in bonds that are guaranteed by the government (and are therefore free of the credit risk that hurt certain sectors of the bond market). Conversely, the Portfolio's position in Kemper High Yield Fund, which invests in securities that possess a greater degree of risk, was its worst performer. PIMCO Low Duration Fund and PIMCO Foreign Bond Fund both produced positive returns, but trailed the Portfolio's benchmark. Although the Portfolio's return trailed that of its benchmark during the most recent reporting period, the extensive diversification of the fund helped mitigate volatility in an environment that was unfriendly to shorter-maturity assets and most corporate bonds.

The Portfolio's weightings in its underlying funds were virtually unchanged during the period. In the report we issued to shareholders six months ago, we stated that we were positioning the Portfolio to weather a more unstable investment backdrop. The markets have indeed been highly volatile, but we believe that their fluctuations belie the fact that there has been little fundamental change in the broader economic environment. As a result, we kept the Portfolio's positions stable throughout the reporting period. Believing that volatility will continue, we intend to remain conservatively positioned and broadly diversified among multiple sectors of the bond market in the months ahead.

Performance Update

Farmers Income Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Income Portfolio -- Class A            Lehman Brothers Aggregate
        (Adjusted for Maximum Sales Charge)            Bond Index*

 3/99   9496                                           10000
 4/99   9590                                           10032
 7/99   9369                                            9869
10/99   9359                                           10016
 1/00   9375                                            9934
 4/00   9507                                           10157
 7/00   9710                                           10457
10/00   9881                                           10746

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                             Total Return
                                  Growth of                              Average
Period ended 10/31/2000            $10,000          Cumulative           Annual
--------------------------------------------------------------------------------
Farmers Income Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
1 Year                             $10,030              .30%                .30%
Life of Fund**                     $ 9,957             -.43%               -.26%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index*
--------------------------------------------------------------------------------
1 Year                             $10,730             7.30%               7.30%
Life of Fund**                     $10,746             7.46%               4.63%
--------------------------------------------------------------------------------

See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Income Portfolio -- Class B
        (Adjusted for Maximum Contingent               Lehman Brothers Aggregate
        Deferred Sales Charge)                         Bond Index*

 3/99   10067                                          10000
 4/99   10167                                          10032
 7/99    9517                                           9869
10/99    9500                                          10016
 1/00    9504                                           9934
 4/00    9726                                          10157
 7/00    9907                                          10457
10/00   10063                                          10746

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                 Total Return
                                              Growth of                  Average
Period ended 10/31/2000                        $10,000      Cumulative   Annual
--------------------------------------------------------------------------------
Farmers Income Portfolio-- Class B (Adjusted for Maximum Contingent
Deferred Sales Charge)
--------------------------------------------------------------------------------
1 Year                                         $10,178         1.78%       1.78%
Life of Fund**                                 $10,067          .67%        .41%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index*
--------------------------------------------------------------------------------
1 Year                                         $10,730         7.30%       7.30%
Life of Fund**                                 $10,746         7.46%       4.63%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.
** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A shares (5.00%), and for Class B shares, adjusted for the applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4%. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Income Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

[Below is a tabular representation of a pie chart in the printed material.]

Money Market                      4%                         Management seeks to
Fixed Income                     96%                          invest 100% of the
                                ----                          Portfolio's assets
                                100%                           in bond funds and
                                ====                         money market funds.

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                               0--20%        Asset class allocations
Fixed Income                             80--100%           are derived from the
                                                             risk profile of the
                                                          Portfolio; changes are
                                                           expected to be modest
                                                                 and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Scudder Income Fund -- Class S                33%       The portfolio gained its
Kemper U.S. Government Securities Fund --               best return from Scudder
   Class I                                    33%             Income Fund, which
PIMCO Low Duration Fund --                               holds a large weighting
   Institutional Shares                       21%                in higher-grade
PIMCO Foreign Bond Fund --                                      corporate bonds.
   Institutional Shares                        6%
Zurich Money Market Fund                       5%
Kemper High Yield Fund -- Class I               2%
                                             ----
                                             100%
                                             ====

Portfolio Highlights

Farmers Income with Growth Portfolio

In managing the Income with Growth Portfolio, we invest in a diverse array of mutual funds that provide exposure to stocks, bonds, and international equities. Our goal in investing in such a wide range of securities is to provide investors with risk-adjusted returns that, over time, will compare favorably with those of the Portfolio's unmanaged benchmark -- which is a blend of the Lehman Brothers Aggregate Bond Index (70%) and the S&P 500 (30%). During the six-month period ended October 31, 2000, the Portfolio's Class A Shares slightly underperformed, returning 3.42% versus a gain of 3.75% for its benchmark. However, we are pleased to report that the Portfolio's extensive diversification helped mitigate risk in a volatile market environment.

The value of our approach is illustrated in the performance of the Portfolio's component funds during the most recent period. Since the inception of the Portfolio, growth stocks (as an asset class) have been performing very well in relation to value. As a result, our top growth-oriented holding -- Janus Twenty Fund -- posted outstanding returns, at the same time our value-oriented positions -- such as Kemper-Dreman High Return Equity Fund -- were struggling. During the past six months, however, value stocks have staged a comeback while growth shares have been pulled down by the flagging technology sector. As a result, Kemper-Dreman High Return Equity has rebounded sharply, while the Janus Twenty Fund lost ground. We believe that this illustrates the importance of investing in both growth and value, rather than trying to time the market by focusing on one or the other.

The Portfolio also gained attractive returns and relative stability from its fixed income position, which is concentrated in funds that focus on the areas of the bond market that offer the greatest degree of safety, and have therefore provided the best performance in a period marked by uncertainty.

The Portfolio's weightings in its underlying funds were virtually unchanged during the period. In the report we issued to shareholders six months ago, we stated that we were positioning the Portfolio to weather a more unstable investment backdrop. The markets have indeed been highly volatile, but we believe that their fluctuations belie the fact that there has been little fundamental change in the broader economic environment. As a result, we kept the Portfolio's positions stable throughout the reporting period. Believing that volatility will continue, we intend to remain conservatively positioned and broadly diversified among multiple sectors of the financial markets.

Performance Update

Farmers Income with Growth Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Income with Growth   Lehman Brothers Aggregate   Lehman Brothers Aggregate
        Portfolio -- Class A         Bond Index*                 Bond Index (70%), S&P 500
        (Adjusted for Maximum                                    Composite Price Stock
        Sales Charge)                                            Index (30%)*

 3/99    9638                        10000                       10000
 4/99    9685                        10032                       10139
 7/99    9465                         9869                       10023
10/99    9832                        10016                       10219
 1/00   10166                         9934                       10247
 4/00   10417                        10157                       10555
 7/00   10530                        10457                       10734
10/00   10776                        10746                       10953

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000       Cumulative      Annual
--------------------------------------------------------------------------------
Farmers Income with Growth Portfolio -- Class A (Adjusted for Maximum
Sales Charge)
--------------------------------------------------------------------------------
1 Year                                    $10,382           3.82%          3.82%
Life of Fund**                            $10,831           8.31%          4.96%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (70%), S&P 500 Composite Price
Stock Index (30%)*
--------------------------------------------------------------------------------
1 Year                                    $10,718           7.18%          7.18%
Life of Fund**                            $10,953           9.53%          5.90%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Income with Growth   Lehman Brothers Aggregate   Lehman Brothers Aggregate
        Portfolio -- Class B         Bond Index*                 Bond Index (70%), S&P 500
        (Adjusted for Maximum                                    Composite Price Stock
        Sales Charge)                                            Index (30%)*

 3/99   10218                        10000                       10000
 4/99   10267                        10032                       10139
 7/99    9611                         9869                       10023
10/99    9983                        10016                       10219
 1/00   10315                         9934                       10247
 4/00   10651                        10157                       10555
 7/00   10745                        10457                       10734
10/00   10977                        10746                       10953

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000       Cumulative      Annual
--------------------------------------------------------------------------------
Farmers Income with Growth Portfolio -- Class B (Adjusted for Maximum
Sales Charge)
--------------------------------------------------------------------------------
1 Year                                    $10,567           5.67%          5.67%
Life of Fund**                            $10,984           9.84%          5.85%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (70%), S&P 500 Composite Price
Stock Index (30%)*
--------------------------------------------------------------------------------
1 Year                                    $10,718           7.18%          7.18%
Life of Fund**                            $10,953           9.53%          5.90%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.
** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A shares (5.25%), and for Class B shares, adjusted for the applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4%.Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower and for Class B shares, adjusted for the applicable contingent deferred sales charge (CDSC).

Portfolio Summary

Farmers Income with Growth Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

[Below is a tabular representation of a pie chart in the printed material.]

Money Market                      3%                       The fund invests in a
Fixed Income                     66%                     diverse array of mutual
Equity                           31%                          funds that provide
                                ----                         exposure to stocks,
                                100%                    bonds, and international
                                ====                                   equities.

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                    0--15%               Asset class allocations are
Fixed Income                   60--80%                     derived from the risk
Equity                         20--40%                 profile of the Portfolio;
                                                            changes are expected
                                                                to be modest and
                                                                     infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Scudder Income Fund -- Class S              24%            We believe the recent
Kemper U.S. Government Securities Fund --                       flip-flopping of
   Class I                                  23%            performance by growth
PIMCO Low Duration Fund --                          and value stocks illustrates
   Institutional Shares                     16%      the importance of investing
Janus Twenty Fund                           14%              in both categories.
Scudder Growth and Income Fund -- Class S    9%
Kemper-Dreman High Return Equity Fund --
   Class I                                   8%
PIMCO Foreign Bond Fund --
   Institutional Shares                      3%
Zurich Money Market Fund                     3%
                                           ----
                                           100%
                                           ====

Portfolio Highlights

Farmers Balanced Portfolio

In a difficult investment environment, the Balanced Portfolio provided investors with a favorable performance in relation to its benchmark, which is comprised of the Lehman Brothers Aggregate Bond Index (50%) and the S&P 500 Index (50%). During the six months ended October 31, 2000, the Portfolio's Class A Shares returned 3.88%, versus 2.38% for the benchmark.

The Portfolio holds 50% of its net assets in stock funds, 48% in fixed income funds, and 2% in cash, an allocation that is unchanged from six months ago. Within the stock position, performance was helped by the Portfolio's extensive diversification. We hold 30% of the Portfolio's net assets in two value-oriented mutual funds: Scudder Growth and Income Fund, and Kemper-Dreman High Return Equity Fund. While these funds lagged during 1998 and 1999 as growth stocks far outperformed value, their presence in the portfolio greatly aided performance during the past six months. Conversely, our position in the growth-oriented Janus Twenty Fund, which had performed very well for us since the fund's inception, was the worst performer in the Portfolio. We believe that this turn of events illustrates the ongoing importance of holding both growth and value within a diversified portfolio.

Similarly, the Portfolio's risk-adjusted performance was helped by its large position in fixed income funds. While bonds have trailed the stock market in recent years, their significance was reaffirmed during 2000 as stocks became increasingly volatile. In this environment, the presence of bonds helped stabilize the portfolio and provide steady returns. In particular, the Portfolio was helped by its position in funds that focused on higher quality issues, such as PIMCO Low Duration Fund and Kemper U.S. Government Securities Fund. Scudder Income Fund also benefited from a focus on corporate bonds with stable businesses and higher credit ratings.

The Portfolio's weightings in its underlying funds were virtually unchanged during the period. In the report we issued to shareholders six months ago, we stated that we were positioning the Portfolio to weather a more unstable investment backdrop. The markets have indeed been highly volatile, but we believe that their fluctuations belie the fact that there has been little fundamental change in the broader economic environment. As a result, we kept the Portfolio's positions stable throughout the reporting period. Believing that volatility will continue, we intend to remain conservatively positioned and broadly diversified among multiple sectors of the financial markets.

Performance Update

Farmers Balanced Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Balanced        Lehman Brothers Aggregate   S&P 500 Composite    Lehman Brothers Aggregate
        Portfolio -- Class A    Bond Index*                 Price Stock Index*   Bond Index (50%), S&P 500
        (Adjusted for Maximum                                                    Composite Price Stock
        Sales Charge)                                                            Index (50%)*

 3/99    9640                   10000                       10000                10000
 4/99    9781                   10032                       10387                10210
 7/99    9465                    9869                       10371                10124
10/99    9697                   10016                       10673                10352
 1/00   10060                    9934                       10952                10452
 4/00   10265                   10157                       11441                10814
 7/00   10373                   10457                       11304                10908
10/00   10667                   10746                       11324                11076

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                  Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000         Cumulative    Annual
--------------------------------------------------------------------------------
Farmers Balanced Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
1 Year                                     $10,359            3.59%        3.59%
Life of Fund**                             $10,654            6.54%        3.91%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (50%), S&P 500 Composite Price
Stock Index (50%)*
--------------------------------------------------------------------------------
1 Year                                     $10,699            6.99%        6.99%
Life of Fund**                             $11,076           10.76%        6.64%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Balanced        Lehman Brothers Aggregate   S&P 500 Composite    Lehman Brothers Aggregate
        Portfolio -- Class B    Bond Index*                 Price Stock Index*   Bond Index (50%), S&P 500
        (Adjusted for Maximum                                                    Composite Price Stock
        Sales Charge)                                                            Index (50%)*

 3/99   10228                   10000                       10000                10000
 4/99   10367                   10032                       10387                10210
 7/99    9569                    9869                       10371                10124
10/99    9793                   10016                       10673                10352
 1/00   10148                    9934                       10952                10452
 4/00   10487                   10157                       11441                10814
 7/00   10567                   10457                       11304                10908
10/00   10838                   10746                       11324                11076

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                 Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000         Cumulative    Annual
--------------------------------------------------------------------------------
Farmers Balanced Portfolio -- Class B (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
1 Year                                     $10,635            6.35%        6.35%
Life of Fund**                             $10,846            8.46%        5.04%
--------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index (50%), S&P 500 Composite Price
Stock Index (50%)*
--------------------------------------------------------------------------------
1 Year                                     $10,699            6.99%        6.99%
Life of Fund**                             $11,076           10.76%        6.64%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Lehman Brothers Aggregate Bond (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.
** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A shares (5.75%), and for Class B shares, adjusted for the applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4%. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Balanced Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

[Below is a tabular representation of a pie chart in the printed material.]

Money Market                      2%                             The Portfolio's
Fixed Income                     48%                   risk-adjusted performance
Equity                           50%                       during the period was
                                ----                         helped by its large
                                100%                           position in fixed
                                ====                               income funds.

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                     0--10%              Asset class allocations are
Fixed Income                    40--60%                    derived from the risk
Equity                          40--60%                profile of the Portfolio;
                                                            changes are expected
                                                                to be modest and
                                                                     infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                                20%         The presence of two
Scudder Growth and Income Fund -- Class S        18%              value-oriented
Scudder Income Fund -- Class S                   18%         mutual funds in the
Kemper U.S. Government Securities Fund --                   portfolio -- Scudder
   Class I                                       17%      Growth and Income Fund
Kemper-Dreman High Return Equity Fund --                       and Kemper-Dreman
   Class I                                       12%          High Return Equity
PIMCO Low Duration Fund                          11%       Fund -- greatly aided
PIMCO Foreign Bond Fund --                                      performance over
   Institutional Shares                           3%                 the period.
Zurich Money Market Fund                          1%
                                                ----
                                                100%
                                                ====

Portfolio Highlights

Farmers Growth with Income Portfolio

During the six-month period ended October 31, 2000, the Growth with Income Portfolio succeeded in its goal of providing competitive risk-adjusted returns in relation to its benchmark -- which is a blend of the S&P 500 Index (70%) and the Lehman Brothers Aggregate Bond Index (30%). In this time, the Portfolio's Class A Shares returned 2.88%, versus a gain of 1.01% for the benchmark. The Portfolio currently holds 70% in stock funds, 29% in bond funds, and 1% in cash.

We attribute the Portfolio's outperformance to our substantial weighting in mutual funds that invest primarily in value stocks. These funds -- Scudder Growth and Income Fund and Kemper-Dreman High Return Equity Fund -- provided strong performance in a period that was dominated by value. We increased this position earlier in 2000, based on our belief that value stocks had fallen to levels that provided a compelling opportunity in an environment that was likely to be volatile. On the negative side, performance was hurt by our weighting in Janus Twenty Fund, a growth-oriented fund that declined during the period. We feel that this disparity demonstrates the ongoing importance of holding both growth and value within a diversified portfolio. Since it is very difficult to predict which asset class will outperform in any given period, it is prudent for long-term investors to hold a position in both.

The Portfolio's risk-adjusted performance was helped by its position in fixed income funds, which helped provide stability and steady returns in a period of high stock market volatility. In particular, we benefited from our position in funds that focused on higher quality issues, such as PIMCO Low Duration Fund and Kemper U.S. Government Securities Fund. Scudder Income Fund was also aided by a focus on corporate bonds with stable businesses and higher credit ratings.

The Portfolio's weightings in its underlying funds were virtually unchanged during the period. In the report we issued to shareholders six months ago, we stated that we were positioning the Portfolio to weather a more unstable investment backdrop. The markets have indeed been highly volatile, but we believe that their fluctuations belie the fact that there has been little fundamental change in the broader economic environment. As a result, we kept the Portfolio's positions stable throughout the reporting period. Believing that volatility will continue, we intend to remain conservatively positioned and broadly diversified among multiple sectors of the financial markets.

Performance Update

Farmers Growth with Income Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Growth with Income       S&P 500 Composite   S&P 500 Composite
        Portfolio -- Class A (Adjusted   Stock Price Index*  Stock Price Index (70%),
        for Maximum Sales Charge)                            Lehman Brothers Aggregate
                                                             Bond Index (30%)*

 3/99    9612                            10000               10000
 4/99    9926                            10387               10280
 7/99    9588                            10371               10224
10/99    9682                            10673               10482
 1/00    9951                            10952               10655
 4/00   10056                            11441               11068
 7/00   10073                            11304               11073
10/00   10346                            11324               11185

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                 Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000         Cumulative    Annual
--------------------------------------------------------------------------------
Farmers Growth with Income Portfolio -- Class A (Adjusted for Maximum
Sales Charge)
--------------------------------------------------------------------------------
1 Year                                     $10,071             .71%         .71%
Life of Fund**                             $10,340            3.40%        2.04%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index (70%), Lehman Brothers Aggregate
Bond Index (30%)*
--------------------------------------------------------------------------------
1 Year                                     $10,670            6.70%        6.70%
Life of Fund**                             $11,185           11.85%        7.30%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Growth with Income       S&P 500 Composite   S&P 500 Composite
        Portfolio -- Class B (Adjusted   Stock Price Index*  Stock Price Index (70%),
        for Maximum Sales Charge)                            Lehman Brothers Aggregate
                                                             Bond Index (30%)*

 3/99   10198                            10000               10000
 4/99   10517                            10387               10280
 7/99    9750                            10371               10224
10/99    9825                            10673               10482
 1/00   10089                            10952               10655
 4/00   10282                            11441               11068
 7/00   10282                            11304               11073
10/00   10529                            11324               11185

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                 Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000         Cumulative    Annual
--------------------------------------------------------------------------------
Farmers Growth with Income Portfolio -- Class B (Adjusted for Maximum
Sales Charge)
--------------------------------------------------------------------------------
1 Year                                     $10,297            2.97%        2.97%
Life of Fund**                             $10,535            5.35%        3.21%
--------------------------------------------------------------------------------
S&P 500 Composite Stock Price Index (70%), Lehman Brothers Aggregate
Bond Index (30%)*
--------------------------------------------------------------------------------
1 Year                                     $10,670            6.70%        6.70%
Life of Fund**                             $11,185           11.85%        7.30%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Lehman Brothers Aggregate Bond
      (LBAB) Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.
** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A shares (5.75%), and for Class B shares, adjusted for the applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4%. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Growth with Income Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

[Below is a tabular representation of a pie chart in the printed material.]


Money Market                      1%                  The Portfolio's allocation
Fixed Income                     29%                    in equity funds declined
Equity                           70%                        slightly from 71% on
                                ----                             April 30, 2000.
                                100%
                                ====

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                    0--10%                   Asset class allocations
Fixed Income                   20--40%                      are derived from the
Equity                         60--80%                       risk profile of the
                                                          Portfolio; changes are
                                                           expected to be modest
                                                                 and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                            28%        The Portfolio's position
Scudder Growth and Income Fund -- Class S    23%           in fixed-income funds
Kemper-Dreman High Return Equity Fund --                       such as PIMCO Low
   Class I                                   15%            Duration Fund helped
Scudder Income Fund -- Class S               10%           provide stability and
Kemper U.S. Government Securities Fund --                    steady returns in a
   Class I                                   10%            period of high stock
PIMCO Low Duration Fund --                                    market volatility.
   Institutional Shares                       9%
Scudder International Fund -- Class S         3%
Zurich Money Market Fund                      2%
                                            ----
                                            100%
                                            ====

Portfolio Highlights

Farmers Growth Portfolio

We are pleased to report that the Growth Portfolio (Class A Shares) returned 2.69% during the six-month period ended October 31, 2000, well ahead of the -1.04% return of its benchmark, the S&P 500 Index. The primary reason for the Portfolio's outperformance was our focus on two funds that invest in value stocks: Scudder Growth and Income Fund and Kemper-Dreman High Return Equity Fund. We held 56% of net assets in the two funds, which gave the Portfolio a heavier weighting in value stocks than is held by the S&P 500 Index.

We adopted this position in the spring based on our belief that the disparity in performance between growth stocks and value stocks was so significant that value had become extremely attractive on a relative basis. Further, we felt that in a volatile market environment, investors would be more inclined to take advantage of opportunities among value stocks, an asset class that is viewed by investors as having lower levels of risk. This positioning proved beneficial to Portfolio returns, as value stocks did indeed outperform over the six-month period. Conversely, our position in the growth-oriented Janus Twenty Fund -- which had produced strong returns since the Portfolio's inception -- was the worst performer among the four stock funds we hold. We believe that this disparity illustrates the ongoing importance of holding both growth and value within a diversified portfolio.

We continue to hold a 5% position in overseas stocks through our weighting in Scudder International Fund. Although this position lost ground during the period, we continue to believe that international equities are a key component of a diversified portfolio.

The Portfolio's weightings in its underlying funds were virtually unchanged during the period. In the report we issued to shareholders six months ago, we stated that we were positioning the Portfolio to weather a more unstable investment backdrop. The markets have indeed been highly volatile, but we believe that their fluctuations belie the fact that there has been little fundamental change in the broader economic environment. As a result, we kept the Portfolio's positions stable throughout the reporting period. Believing that volatility will continue, we intend to remain conservatively positioned and broadly diversified among multiple sectors of the equity market in the months ahead.

Performance Update

Farmers Growth Portfolio

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Growth Portfolio -- Class A   S&P 500 Composite Price
        (Adjusted for Maximum Sales Charge)   Stock Index*

 3/99    9574                                 10000
 4/99   10061                                 10387
 7/99    9927                                 10371
10/99    9911                                 10673
 1/00   10228                                 10952
 4/00   10363                                 11441
 7/00   10305                                 11304
10/00   10640                                 11324

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                                Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000         Cumulative    Annual
--------------------------------------------------------------------------------
Farmers Growth Portfolio -- Class A (Adjusted for Maximum Sales Charge)
--------------------------------------------------------------------------------
1 Year                                     $10,121            1.21%        1.21%
Life of Fund**                             $10,637            6.37%        3.81%
--------------------------------------------------------------------------------
S&P 500 Composite Price Stock Index*
--------------------------------------------------------------------------------
1 Year                                     $10,610            6.10%        6.10%
Life of Fund**                             $11,324           13.24%        8.14%
--------------------------------------------------------------------------------
See Notes to the Performance Update.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment
--------------------------------------------------------------------------------

[Below is a tabular representation of a line chart in the printed material.]

        Farmers Growth Portfolio -- Class B   S&P 500 Composite Price
        (Adjusted for Maximum Sales Charge)   Stock Index*

 3/99   10158                                 10000
 4/99   10658                                 10387
 7/99   10092                                 10371
10/99   10058                                 10673
 1/00   10364                                 10952
 4/00   10581                                 11441
 7/00   10513                                 11304
10/00   10840                                 11324

--------------------------------------------------------------------------------
Fund Index Comparison
--------------------------------------------------------------------------------

                                                               Total Return
                                          Growth of                      Average
Period ended 10/31/2000                    $10,000        Cumulative     Annual
--------------------------------------------------------------------------------
Farmers Growth Portfolio -- Class B (Adjusted for Maximum Contingent Deferred Sales Charge)
--------------------------------------------------------------------------------
1 Year                                     $10,361           3.61%         3.61%
Life of Fund**                             $10,850           8.50%         5.07%
--------------------------------------------------------------------------------
S&P 500 Composite Price Stock Index*
--------------------------------------------------------------------------------
1 Year                                     $10,610           6.10%         6.10%
Life of Fund**                             $11,324          13.24%         8.14%
--------------------------------------------------------------------------------

Notes to the Performance Update:

* The Standard & Poor's 500 Index is a capitalization-weighted index of 500 stocks which is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses.
** The Portfolio commenced operations on March 9, 1999. Index comparisons begin March 31, 1999.

      Performance is historical and assumes reinvestment of all dividends and capital gains and is not indicative of future results. Performance is adjusted for the maximum sales charge for Class A shares (5.75%), and for Class B shares, adjusted for the applicable contingent deferred sales charge (CDSC). The maximum CDSC for Class B shares is 4%. Total return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the adviser to this Portfolio and the advisers of some of the Underlying Funds had not maintained some of the expenses, the total return for the Portfolio would have been lower.

Portfolio Summary

Farmers Growth Portfolio

--------------------------------------------------------------------------------
Asset Allocation
--------------------------------------------------------------------------------

[Below is a tabular representation of a pie chart in the printed material.]

Money Market                      2%                         Management seeks to
Equity                           98%                    remain as close to fully
                                ----                    invested in equity funds
                                100%                                as possible.
                                ====

--------------------------------------------------------------------------------
Asset Class Ranges
--------------------------------------------------------------------------------

Money Market                    0--5%                    Asset class allocations
Equity                       95--100%                       are derived from the
                                                             risk profile of the
                                                          Portfolio; changes are
                                                           expected to be modest
                                                                 and infrequent.

--------------------------------------------------------------------------------
Portfolio Holdings
--------------------------------------------------------------------------------

Janus Twenty Fund                                  35%           The Portfolio's
Scudder Growth and Income Fund -- Class S          34%            outperformance
Kemper-Dreman High Return Equity Fund --                       compared with its
   Class I                                         22%       benchmark rested on
Scudder International Fund -- Class S               5%        Scudder Growth and
Scudder Small Company Value Fund -- Class S         2%           Income Fund and
Zurich Money Market Fund                            2%        Kemper-Dreman High
                                                  ----   Return Equity Fund, two
                                                  100%     value-oriented funds.
                                                  ====

Glossary of Investment Terms

DIVERSIFICATION         The spreading of risk by investing in several asset
                        categories, industry sectors, or individual securities.
                        An investor with a broadly diversified portfolio will likely receive some protection from the price declines of an individual asset class.

GROWTH FUND A fund that invests primarily in companies that have displayed above-average earnings growth and are expected to continue to increase profits faster than the overall market. Stocks of such companies usually trade at higher valuations and experience more price volatility than the market as a whole.

MARKET                  The market value of a company's outstanding shares of
CAPITALIZATION          common stock, determined by multiplying the number of
                        shares outstanding by the share price (shares x price = market capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalization. "Large-cap" stocks tend to be more liquid.

VALUE FUND              A fund that invests primarily in companies whose stock
                        prices do not fully reflect their intrinsic value, as indicated by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to their industries or the market overall.
                        Value stocks tend to display less price volatility and may carry higher dividend yields.

WEIGHTING               Refers to the allocation of assets -- usually in terms
(OVER/UNDER)            of sectors, industries, or countries -- within a
                        portfolio relative to the portfolio's benchmark index or investment universe.

(Sources: Scudder Kemper Investments, Inc., Barron's Dictionary of Finance and Investment Terms)

Investment Portfolio as of October 31, 2000 (Unaudited)

Farmers Income Portfolio

                                                             Shares   Value ($)
--------------------------------------------------------------------------------

Money Market 4.5%
--------------------------------------------------------------------------------
Zurich Money Market Fund (Cost $18,618) ...............      18,618      18,618

Fixed Income 95.5%
--------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund -- Class I .....      16,693     139,220
Kemper High Yield Fund -- Class I .....................       1,130       6,847
PIMCO Foreign Bond Fund -- Institutional Shares .......       2,506      25,260
PIMCO Low Duration Fund -- Institutional Shares .......       8,824      86,564
Scudder Income Fund -- Class S ........................      11,284     138,569

Total Fixed Income (Cost $397,021) ....................                 396,459

--------------------------------------------------------------------------------

Total Investment Portfolio -- 100.0% (Cost $415,639) (a)                415,078

      (a) The cost for federal income tax purposes was $418,046. At October 31, 2000, gross and net unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,968.

            During the six months ended October 31, 2000, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $319,313 and $26,000, respectively.

Investment Portfolio as of October 31, 2000 (Unaudited)

Farmers Income with Growth Portfolio

                                                             Shares   Value ($)
-------------------------------------------------------------------------------

Money Market 2.5%
-------------------------------------------------------------------------------
Zurich Money Market Fund (Cost $27,759) ..................   27,759      27,759

Fixed Income 66.6%
-------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund -- Class I ........   29,412     245,297
PIMCO Foreign Bond Fund -- Institutional Shares ..........    4,264      42,980
PIMCO Low Duration Fund -- Institutional Shares ..........   17,276     169,475
Scudder Income Fund -- Class S ...........................   21,308     261,668

Total Fixed Income (Cost $719,438) .......................              719,420

Equity 30.9%
-------------------------------------------------------------------------------
Janus Twenty Fund ........................................    2,056     146,088
Kemper-Dreman High Return Equity Fund ....................    2,683      90,860
Scudder Growth and Income Fund -- Class S ................    3,516      96,579

Total Equity (Cost $302,961) .............................              333,527

-------------------------------------------------------------------------------

Total Investment Portfolio -- 100.0% (Cost $1,050,158) (a)            1,080,706

      (a) The cost for federal income tax purposes was $1,052,737. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $27,969. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,887 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,918.

            During the six months ended October 31, 2000, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $206,324 and $30,000, respectively.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio as of October 31, 2000 (Unaudited)

Farmers Balanced Portfolio

                                                             Shares   Value ($)
-------------------------------------------------------------------------------

Money Market 1.5%
-------------------------------------------------------------------------------
Zurich Money Market Fund (Cost $31,911) ..................   31,911      31,911

Fixed Income 48.2%
-------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund -- Class I ........   44,649     372,371
PIMCO Foreign Bond Fund -- Institutional Shares ..........    6,053      61,015
PIMCO Low Duration Fund -- Institutional Shares ..........   24,057     235,996
Scudder Income Fund -- Class S ...........................   30,201     370,871

Total Fixed Income (Cost $1,038,078) .....................            1,040,253

Equity 50.3%
-------------------------------------------------------------------------------
Janus Twenty Fund ........................................    6,173     438,742
Kemper-Dreman High Return Equity Fund-- Class I ..........    7,809     264,486
Scudder Growth and Income Fund -- Class S ................   13,843     380,278

Total Equity (Cost $1,022,387) ...........................            1,083,506

-------------------------------------------------------------------------------

Total Investment Portfolio -- 100.0% (Cost $2,092,376) (a)            2,155,670

      (a) The cost for federal income tax purposes was $2,097,745. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $57,925. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $63,578 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,653.

            During the six months ended October 31, 2000, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $930,194 and $187,000, respectively.

Investment Portfolio as of October 31, 2000 (Unaudited)

Farmers Growth with Income Portfolio

                                                               Shares  Value ($)
--------------------------------------------------------------------------------

Money Market 1.4%
--------------------------------------------------------------------------------
Zurich Money Market Fund (Cost $34,520) ..................     34,520     34,520

Fixed Income 29.1%
--------------------------------------------------------------------------------
Kemper U.S. Government Securities Fund -- Class I ........     29,585    246,736
PIMCO Foreign Bond Fund -- Institutional Shares ..........         58        582
PIMCO Low Duration Fund -- Institutional Shares ..........     22,636    222,064
Scudder Income Fund -- Class S ...........................     19,932    244,760

Total Fixed Income (Cost $713,265) .......................               714,142

Equity 69.5%
--------------------------------------------------------------------------------
Janus Twenty Fund ........................................      9,576    680,542
Kemper-Dreman High Return Equity Fund -- Class I .........     11,240    380,702
Scudder Growth and Income Fund -- Class S ................     21,004    576,966
Scudder International Fund -- Class S ....................      1,338     70,805

Total Equity (Cost $1,676,807) ...........................             1,709,015

--------------------------------------------------------------------------------

Total Investment Portfolio -- 100.0% (Cost $2,424,592) (a)             2,457,677

      (a) The cost for federal income tax purposes was $2,428,773. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $28,904. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $74,699 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $45,795.

            During the six months ended October 31, 2000, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $1,391,355 and $73,000, respectively.

Investment Portfolio as of October 31, 2000 (Unaudited)

Farmers Growth Portfolio

                                                               Shares  Value ($)
--------------------------------------------------------------------------------

Money Market 1.7%
--------------------------------------------------------------------------------
Zurich Money Market Fund (Cost $76,511) ..................     76,511     76,511

Fixed Equity 98.3%
--------------------------------------------------------------------------------
Janus Twenty Fund ........................................     24,871  1,767,556
Kemper-Dreman High Return Equity Fund -- Class I .........     32,977  1,116,928
Scudder Growth and Income Fund -- Class S ................     62,091  1,705,636
Scudder International Fund -- Class S ....................      4,677    247,496
Scudder Small Company Value Fund -- Class S ..............      4,491     79,576

Total Fixed Equity (Cost $4,797,098) (a) .................             4,917,192

--------------------------------------------------------------------------------

Total Investment Portfolio -- 100.0% (Cost $4,880,609) (a)             4,993,703

      (a) The cost for federal income tax purposes was $4,905,458. At October 31, 2000, net unrealized appreciation for all securities based on tax cost was $88,245. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $211,564 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $123,319.

            During the six months ended October 31, 2000, purchases and sales of Underlying Funds' shares (excluding money market investments) aggregated $2,617,760 and $10,000, respectively.

                                   This page
                                 intentionally
                                  left blank.

Financial Statements

Statement of Assets and Liabilities
as of October 31, 2000 (Unaudited)

                                                                                             Income with
                                                                                    Income     Growth
Assets                                                                            Portfolio   Portfolio
--------------------------------------------------------------------------------------------------------
         Investments in securities, at value (for identified cost,
            see accompanying investment portfolios) ...........................  $  415,078   $1,080,706
         Dividends receivable .................................................       1,918        3,859
         Receivable for investments sold ......................................          --           --
         Receivable for Portfolio shares sold .................................          --        2,013
                                                                                 ----------   ----------
         Total assets .........................................................     416,996    1,086,578

Liabilities
--------------------------------------------------------------------------------------------------------
         Payable for investments purchased ....................................         681        1,366
         Accrued management fee ...............................................         286        1,226
         Accrued distribution services fees ...................................          60          393
         Accrued administrative services fees .................................         139          462
                                                                                 ----------   ----------
         Total liabilities ....................................................       1,166        3,447
         Net assets, at value .................................................  $  415,830   $1,083,131

Net Assets
--------------------------------------------------------------------------------------------------------
         Net assets consist of:
         Undistributed net investment income ..................................       1,822        2,996
         Net unrealized appreciation (depreciation) on
            investments .......................................................        (562)      30,548
         Accumulated net realized gain (loss) .................................      (9,567)       4,904
         Paid-in capital ......................................................     424,137    1,044,683
         Net assets, at value .................................................  $  415,830   $1,083,131

Net Asset Value
--------------------------------------------------------------------------------------------------------
         Class A
         Net assets applicable to shares outstanding ..........................  $  344,170   $  624,420
         Shares of beneficial interest outstanding ............................      30,299       48,172
         Net Asset Value, redemption price per share (net
            assets / shares outstanding of beneficial interest, $.01
            par value, unlimited number of shares authorized) .................  $    11.36   $    12.96
         Maximum offering price per share (net asset value plus
            5.26% of net asset value or 5.00% of offering price
            for Income Portfolio, 5.54% of net asset value or
            5.25% of offering price for Income with Growth
            Portfolio, and 6.10% of net asset value or 5.75% of
            offering price for Balanced, Growth with Income
            and Growth Portfolios) ............................................  $    11.96   $    13.68
         Class B
         Net assets applicable to shares outstanding ..........................  $   71,660   $  458,711
         Shares of beneficial interest outstanding ............................       6,312       35,470
         Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share (net
            assets / shares outstanding of beneficial interest, $.01
            par value, unlimited number of shares authorized) .................  $    11.35   $    12.93

    The accompanying notes are an integral part of the financial statements.

             Growth with
 Balanced       Income       Growth
 Portfolio    Portfolio     Portfolio
--------------------------------------
$ 2,155,670  $ 2,457,677   $ 4,993,703
      5,395        3,563           106
         --       14,000         7,000
      2,071       12,203        16,505
-----------  -----------   -----------
  2,163,136    2,487,443     5,017,314

--------------------------------------
      1,885       15,218         7,000
      1,750        1,696         3,581
      1,459        1,133         1,647
        441          721         1,526
-----------  -----------   -----------
      5,535       18,768        13,754
$ 2,157,601  $ 2,468,675   $ 5,003,560

--------------------------------------

      3,410       17,240         4,657
     63,294       33,085       113,094
        359       (1,232)       20,325
  2,090,538    2,419,582     4,865,484
$ 2,157,601  $ 2,468,675   $ 5,003,560



$   923,202  $ 1,211,992   $ 2,870,294
     71,142       94,074       215,152


$     12.98  $     12.88   $     13.34






$     13.77  $     13.67   $     14.15

$ 1,234,399  $ 1,256,683   $ 2,133,266
     95,284       97,993       160,676



$     12.95  $     12.82   $     13.28

    The accompanying notes are an integral part of the financial statements.

Statement of Operations
six months ended October 31, 2000 (Unaudited)

                                                                                 Income with
                                                                        Income     Growth
Investment Income                                                      Portfolio  Portfolio
--------------------------------------------------------------------------------------------
         Income:
         Income distributions from Underlying Funds .................  $  8,173   $ 24,303
                                                                       --------   --------
         Expenses:
         Management fee .............................................       856      3,621
         Distribution services fees -- Class B ......................       237      1,428
         Administrative services fees -- Class A ....................       206        731
         Administrative services fees -- Class B ....................        79        476
         Trustees' fees and expenses ................................     8,400      8,400
                                                                       --------   --------
         Total expenses, before expense reductions ..................     9,778     14,656
         Expense reductions .........................................    (8,400)    (8,400)
                                                                       --------   --------
         Total expenses, after expense reductions ...................     1,378      6,256
         Net investment income (loss) ...............................     6,795     18,047

Realized and unrealized gain (loss) on investment transactions
------------------------------------------------------------------------------------------
         Net realized gain (loss) from investments ..................    (1,861)    (1,008)
         Net unrealized appreciation (depreciation) during the
            period on investments ...................................     2,070     14,739
         Net gain (loss) on investment transactions .................       209     13,731

         Net increase (decrease) in net assets resulting from
         operations .................................................  $  7,004   $ 31,778

             Growth with
 Balanced       Income         Growth
 Portfolio    Portfolio       Portfolio
--------------------------------------

$ 33,571       $ 25,511       $ 28,038
--------       --------       --------

   6,256          6,125         13,776
   3,122          3,433          5,013
   1,045            897          2,916
   1,032          1,144          1,676
   8,400          8,400          8,400
--------       --------       --------
  19,855         19,999         31,781
  (8,400)        (8,400)        (8,400)
--------       --------       --------
  11,455         11,599         23,381
  22,116         13,912          4,657

--------       --------       --------
 (10,930)        (4,981)        (2,755)
  46,179         35,115         94,251
  35,249         30,134         91,496

$ 57,365       $ 44,046       $ 96,153

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Income Portfolio

                                                                       Six Months
                                                                         Ended
                                                                       October 31,
                                                                          2000           Year Ended
Increase (Decrease) in Net Assets                                      (Unaudited)    April 30, 2000
----------------------------------------------------------------------------------------------------
    Operations:
    Net investment income (loss) .................................      $   6,795       $   8,750
    Net realized gain (loss) on investment transactions ..........         (1,861)         (7,126)
    Net unrealized appreciation (depreciation) on investment
      transactions during the period .............................          2,070          (3,658)
                                                                        ---------       ---------
    Net increase (decrease) in net assets resulting from
      operations .................................................          7,004          (2,034)
                                                                        ---------       ---------
    Distributions to shareholders from:
    Net investment income  (Class A) .............................         (4,181)         (6,505)
    Net investment income  (Class B) .............................         (1,639)         (3,217)
                                                                        ---------       ---------
                                                                           (5,820)         (9,722)
                                                                        ---------       ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold ....................................        285,275          59,866
    Reinvestment of distributions ................................          4,140           6,465
    Cost of shares redeemed ......................................             --        (107,456)
                                                                        ---------       ---------
    Net increase (decrease) in net assets from Class A share
      transactions ...............................................        289,415         (41,125)
                                                                        ---------       ---------
    Class B
    Proceeds from shares sold ....................................         35,201           2,503
    Reinvestment of distributions ................................          1,602           3,177
    Cost of shares redeemed ......................................        (18,284)             --
                                                                        ---------       ---------
    Net increase (decrease) in net assets from Class B share
      transactions ...............................................         18,519           5,680
    Net increase (decrease) in net assets from Portfolio share
         transactions ............................................        307,934         (35,445)
                                                                        ---------       ---------
    Increase (decrease) in net assets ............................        309,118         (47,201)
    Net assets at beginning of period ............................        106,712         153,913
    Net assets at end of period (a) ..............................      $ 415,830       $ 106,712

Other Information
-------------------------------------------------------------------------------------------------
    Class A
    Shares outstanding at beginning of period ....................          4,798           8,439
                                                                        ---------       ---------
    Shares sold ..................................................         25,135           5,297
    Shares issued to shareholders in reinvestment of distributions            366             563
    Shares redeemed ..............................................             --          (9,501)
                                                                        ---------       ---------
    Net increase (decrease) in Portfolio shares ..................         25,501          (3,641)
    Shares outstanding at end of period ..........................         30,299           4,798
    Class B
    Shares outstanding at beginning of period ....................          4,666           4,173
                                                                        ---------       ---------
    Shares sold ..................................................          3,137             216
    Shares issued to shareholders in reinvestment of distributions            142             277
    Shares redeemed ..............................................         (1,633)             --
                                                                        ---------       ---------
    Net increase in Portfolio shares .............................          1,646             493
    Shares outstanding at end of period ..........................          6,312           4,666
    (a)Includes undistributed net investment income ..............      $   1,822       $     847

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Income with Growth Portfolio

                                                                         Six Months
                                                                            Ended
                                                                         October 31,
                                                                             2000          Year Ended
Increase (Decrease) in Net Assets                                        (Unaudited)     April 30, 2000
-------------------------------------------------------------------------------------------------------
    Operations:
    Net investment income (loss) ..................................      $    18,047       $    15,012
    Net realized gain (loss) on investment transactions ...........           (1,008)            7,725
    Net unrealized appreciation (depreciation) on investment
      transactions during the period ..............................           14,739            13,714
                                                                           ---------         ---------
    Net increase (decrease) in net assets resulting from operations           31,778            36,451
                                                                           ---------         ---------
    Distributions to shareholders from:
    Net investment income  (Class A) ..............................          (11,888)           (8,350)
    Net investment income  (Class B) ..............................           (6,276)           (5,871)
                                                                           ---------         ---------
                                                                             (18,164)          (14,221)
                                                                           ---------         ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold .....................................           67,749           484,314
    Reinvestment of distributions .................................           11,803             8,350
    Cost of shares redeemed .......................................           (5,771)          (11,981)
                                                                           ---------         ---------
    Net increase (decrease) in net assets from Class A share
      transactions ................................................           73,781           480,683
                                                                           ---------         ---------
    Class B
    Proceeds from shares sold .....................................          120,398           252,549
    Reinvestment of distributions .................................            6,275             5,870
    Cost of shares redeemed .......................................           (1,040)           (1,561)
                                                                           ---------         ---------
    Net increase (decrease) in net assets from Class B share
      transactions ................................................          125,633           256,858
                                                                           ---------         ---------
    Net increase in net assets from Portfolio
      share transactions ..........................................          199,414           737,541
                                                                           ---------         ---------
    Increase (decrease) in net assets .............................          212,928           759,771
    Net assets at beginning of period .............................          870,103           110,332
    Net assets at end of period (a) ...............................      $ 1,083,031       $   870,103

Other Information
------------------------------------------------------------------------------------------------------
    Class A
    Shares outstanding at beginning of period .....................           42,465             4,223
                                                                           ---------         ---------
    Shares sold ...................................................            5,233            38,512
    Shares issued to shareholders in reinvestment of distributions               913               653
    Shares redeemed ...............................................             (439)             (923)
                                                                           ---------         ---------
    Net increase (decrease) in Portfolio shares ...................            5,707            38,242
    Shares outstanding at end of period ...........................           48,172            42,465
    Class B
    Shares outstanding at beginning of period .....................           25,642             4,730
                                                                           ---------         ---------
    Shares sold ...................................................            9,421            20,572
    Shares issued to shareholders in reinvestment of distributions               487               463
    Shares redeemed ...............................................              (80)             (123)
                                                                           ---------         ---------
    Net increase (decrease) in Portfolio shares ...................            9,828            20,912
    Shares outstanding at end of period ...........................           35,470            25,642
    (a)Includes undistributed net investment income ...............      $     2,996       $     3,113

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Balanced Portfolio

                                                                         Six Months
                                                                            Ended
                                                                         October 31,
                                                                             2000          Year Ended
Increase (Decrease) in Net Assets                                        (Unaudited)     April 30, 2000
-------------------------------------------------------------------------------------------------------
    Operations:
    Net investment income (loss) ..................................      $    22,116       $    15,852
    Net realized gain (loss) on investment transactions ...........          (10,929)           14,602
    Net unrealized appreciation (depreciation) on investment
      transactions during the period ..............................           46,179            13,814
                                                                           ---------         ---------
    Net increase (decrease) in net assets resulting from operations           57,366            44,268
                                                                           ---------         ---------
    Distributions to shareholders from:
    Net investment income (Class A) ...............................          (13,063)           (7,712)
    Net investment income  (Class B) ..............................          (10,053)           (7,557)
                                                                           ---------         ---------
                                                                             (23,116)          (15,269)
                                                                           ---------         ---------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold .....................................          367,135           687,933
    Reinvestment of distributions .................................           12,529             7,712
    Cost of shares redeemed .......................................         (233,956)          (23,369)
                                                                           ---------         ---------
    Net increase (decrease) in net assets from Class A share
      transactions ................................................          145,708           672,276
                                                                           ---------         ---------
    Class B
    Proceeds from shares sold .....................................          668,647           596,437
    Reinvestment of distributions .................................           10,053             7,555
    Cost of shares redeemed .......................................          (64,889)          (73,599)
                                                                           ---------         ---------
    Net increase (decrease) in net assets from Class B share
      transactions ................................................          613,811           530,393
                                                                           ---------         ---------
    Net increase (decrease) in net assets from Portfolio share
      transactions ................................................          759,519         1,202,669
                                                                           ---------         ---------
    Increase (decrease) in net assets .............................          793,769         1,231,668
    Net assets at beginning of period .............................        1,363,832           132,164
    Net assets at end of period (a) ...............................      $ 2,157,601       $ 1,363,832

Other Information
------------------------------------------------------------------------------------------------------
    Class A
    Shares outstanding at beginning of period .....................           59,560             5,153
                                                                           ---------         ---------
    Shares sold ...................................................           28,659            55,621
    Shares issued to shareholders in reinvestment of distributions               978               612
    Shares redeemed ...............................................          (18,055)           (1,826)
                                                                           ---------         ---------
    Net increase in Portfolio shares ..............................           11,582            54,407
    Shares outstanding at end of period ...........................           71,142            59,560
    Class B
    Shares outstanding at beginning of period .....................           47,917             5,471
                                                                           ---------         ---------
    Shares sold ...................................................           51,616            48,001
    Shares issued to shareholders in reinvestment of distributions               784               600
    Shares redeemed ...............................................           (5,033)           (6,155)
                                                                           ---------         ---------
    Net increase in Portfolio shares ..............................           47,367            42,446
    Shares outstanding at end of period ...........................           95,284            47,917
    (a)Includes undistributed net investment income ...............      $     3,410       $     4,410

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Growth with Income Portfolio

                                                                         Six Months
                                                                            Ended
                                                                         October 31,
                                                                             2000          Year Ended
Increase (Decrease) in Net Assets                                        (Unaudited)     April 30, 2000
-------------------------------------------------------------------------------------------------------
    Operations:
    Net investment income (loss) ..................................      $    13,912       $     8,441
    Net realized gain (loss) on investment transactions ...........           (4,981)            6,802
    Net unrealized appreciation (depreciation) on investment
      transactions during the period ..............................           35,115            (6,301)
                                                                         -----------       -----------
    Net increase (decrease) in net assets resulting from operations           44,046             8,942
                                                                         -----------       -----------
    Distributions to shareholders from:
    Net investment income  (Class A) ..............................               --            (4,457)
    Net investment income  (Class B) ..............................               --            (4,191)
                                                                         -----------       -----------
                                                                                  --            (8,648)
                                                                         -----------       -----------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold .....................................          745,049           451,235
    Reinvestment of distributions .................................               --             4,456
    Cost of shares redeemed .......................................          (41,608)         (265,262)
                                                                         -----------       -----------
    Net increase (decrease) in net assets from Class A share
      transactions ................................................          703,441           190,429
                                                                         -----------       -----------
    Class B
    Proceeds from shares sold .....................................          672,612           577,824
    Reinvestment of distributions .................................               --             4,191
    Cost of shares redeemed .......................................          (35,784)          (41,202)
                                                                         -----------       -----------
    Net increase (decrease) in net assets from Class B share
      transactions ................................................          636,828           540,813
                                                                         -----------       -----------
    Net increase (decrease) in net assets resulting from
         Portfolio share transactions .............................        1,340,269           731,242
                                                                         -----------       -----------
    Increase (decrease) in net assets .............................        1,384,315           731,536
    Net assets at beginning of period .............................        1,084,360           352,824
    Net assets at end of period (a) ...............................      $ 2,468,675       $ 1,084,360

Other Information
-------------------------------------------------------------------------------------------------------
    Class A
    Shares outstanding at beginning of period .....................           38,901            23,615
                                                                         -----------       -----------
    Shares sold ...................................................           58,433            36,366
    Shares issued to shareholders in reinvestment of distributions                --               349
    Shares redeemed ...............................................           (3,260)          (21,429)
                                                                         -----------       -----------
    Net increase in Portfolio shares ..............................           55,173            15,286
    Shares outstanding at end of period ...........................           94,074            38,901
    Class B
    Shares outstanding at beginning of period .....................           47,704             4,334
                                                                         -----------       -----------
    Shares sold ...................................................           53,201            46,342
    Shares issued to shareholders in reinvestment of distributions                --               328
    Shares redeemed ...............................................           (2,732)           (3,300)
                                                                         -----------       -----------
    Net increase in Portfolio shares ..............................           50,289            43,370
    Shares outstanding at end of period ...........................           97,993            47,704
    (a)Includes undistributed net investment income ...............      $    17,240       $     3,328

    The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
Growth Portfolio

                                                                         Six Months
                                                                            Ended
                                                                         October 31,
                                                                             2000          Year Ended
Increase (Decrease) in Net Assets                                        (Unaudited)     April 30, 2000
-------------------------------------------------------------------------------------------------------
    Operations:
    Net investment income (loss) ......................................  $     4,657       $       289
    Net realized gain (loss) on investment transactions ...............       (2,755)           34,737
    Net unrealized appreciation (depreciation) on investment
      transactions during the period ..................................       94,251            11,783
                                                                         -----------       -----------
    Net increase (decrease) in net assets resulting from operations ...       96,153            46,809
    Distributions to shareholders from:
    Net investment income (Class A) ...................................           --            (6,432)
    Net investment income (Class B) ...................................           --            (3,009)
    Net realized gains (Class A) ......................................           --            (1,348)
    Net realized gains (Class B) ......................................           --            (1,575)
                                                                         -----------       -----------
                                                                                  --           (12,364)
                                                                         -----------       -----------
    Portfolio share transactions:
    Class A
    Proceeds from shares sold .........................................    1,512,712         1,515,413
    Reinvestment of distributions .....................................           --             7,780
    Cost of shares redeemed ...........................................      (75,086)          (66,188)
                                                                         -----------       -----------
    Net increase in net assets from Class A share transactions ........    1,437,626         1,457,005
    Class B
    Proceeds from shares sold .........................................    1,097,623         1,169,852
    Reinvestment of distributions .....................................           --             4,584
    Cost of shares redeemed ...........................................      (91,729)         (348,932)
                                                                         -----------       -----------
    Net increase in net assets from Class B share transactions ........    1,005,894           825,504
                                                                         -----------       -----------
    Net increase in net assets from Portfolio share transactions ......    2,443,520         2,282,509
                                                                         -----------       -----------
    Increase in net assets ............................................    2,539,673         2,316,954
    Net assets at beginning of period .................................    2,463,887           146,933
    Net assets at end of period (a) ...................................  $ 5,003,560       $ 2,463,887

Other Information
-------------------------------------------------------------------------------------------------------
    Class A
    Shares outstanding at beginning of period .........................      120,270             7,200
                                                                         -----------       -----------
    Shares sold .......................................................      100,399           117,479
    Shares issued to shareholders in reinvestment of distributions ....           --               581
    Shares redeemed ...................................................       (5,517)           (4,990)
                                                                         -----------       -----------
    Net increase in Portfolio shares ..................................       94,882           113,070
    Shares outstanding at end of period ...............................      215,152           120,270
    Class B
    Shares outstanding at beginning of period .........................       69,592             4,281
                                                                         -----------       -----------
    Shares sold .......................................................       97,817            91,029
    Shares issued to shareholders in reinvestment of distributions ....           --               342
    Shares redeemed ...................................................       (6,733)          (26,060)
                                                                         -----------       -----------
    Net increase in Portfolio shares ..................................       91,084            65,311
    Shares outstanding at end of period ...............................      160,676            69,592
    (a)Includes undistributed net investment income (loss) ............  $     4,657       $        --

    The accompanying notes are an integral part of the financial statements.

                                   This page
                                 intentionally
                                  left blank.

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Income Portfolio

                                                 Six Months                         For the period
                                                    Ended                            March 9, 1999
                                                 October 31,         Year Ended      (commencement
                                                     2000             April 30,    of operations) to
Class A                                          (Unaudited)             2000        April 30, 1999
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ....          $ 11.28             $ 12.21          $ 12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ........              .34                 .73              .11

Net realized and unrealized gain (loss)
  on investment transactions ............              .09                (.84)             .10

Total from investment operations ........              .43                (.11)             .21

Less distributions from net investment
  income ................................             (.35)               (.82)              --

Net asset value, end of period ..........          $ 11.36             $ 11.28          $ 12.21
----------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ................             3.90**              (.87)            1.75**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands) .              344                  54              103

Ratio of expenses before expense
  reductions (%) ........................             8.34*               4.92             1.00*

Ratio of expenses after expense
  reductions (%) ........................             1.00*               1.00             1.00*

Ratio of net investment income (loss)
  (%) ...................................             6.09*               6.24              .93*

Portfolio turnover rate (%) .............               24*                 59               --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Income Portfolio

                                               Six Months                       For the period
                                                  Ended                          March 9, 1999
                                               October 31,       Year Ended      (commencement
                                                   2000           April 30,    of operations) to
Class B                                        (Unaudited)          2000        April 30, 1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $11.27             $12.19           $12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......             .33                .64              .12

Net realized and unrealized gain (loss)
  on investment transactions ..........             .06               (.83)             .07

Total from investment operations ......             .39               (.19)             .19

Less distributions from net investment
  income ..............................            (.31)              (.73)              --

Net asset value, end of period ........          $11.35             $11.27           $12.19
------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............            3.43**            (1.56)            1.58**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              72                 52               51

Ratio of expenses before expense
  reductions (%) ......................            9.09*              5.67             1.75*

Ratio of expenses after expense
  reductions (%) ......................            1.75*              1.75             1.75*

Ratio of net investment income (loss)
  (%) (b) .............................            5.53*              5.53             1.01*

Portfolio turnover rate (%) ...........              24*                59               --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Income with Growth Portfolio

                                                     Six Months                         For the period
                                                       Ended                            March 9, 1999
                                                     October 31,        Year Ended      (commencement
                                                        2000             April 30,    of operations) to
Class A                                              (Unaudited)            2000        April 30, 1999
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........          $ 12.79             $ 12.33           $ 12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ............              .26                 .51               .07

Net realized and unrealized gain (loss)
  on investment transactions ................              .18                 .40               .26

Total from investment operations ............              .44                 .91               .33

Less distributions from net investment
  income ....................................             (.27)               (.45)               --

Net asset value, end of period ..............          $ 12.96             $ 12.79           $ 12.33
-------------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ....................             3.42**              7.54              2.75**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands) .....              624                 543                52

Ratio of expenses before expense
  reductions (%) ............................             2.74*               2.41              1.00*

Ratio of expenses after expense
  reductions (%) ............................             1.00*               1.00              1.00*

Ratio of net investment income (loss)
  (%) .......................................             4.02*               4.16               .55*

Portfolio turnover rate (%) .................                5*                 38                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Income with Growth Portfolio

                                                     Six Months                        For the period
                                                       Ended                           March 9, 1999
                                                     October 31,        Year Ended      (commencement
                                                        2000             April 30,    of operations) to
Class B                                              (Unaudited)            2000        April 30, 1999
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ........          $ 12.76             $ 12.32           $ 12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ............              .21                 .39               .05

Net realized and unrealized gain (loss)
  on investment transactions ................              .18                 .42               .27

Total from investment operations ............              .39                 .81               .32

Less distributions from net investment
  income ....................................             (.22)               (.37)               --

Net asset value, end of period ..............          $ 12.93             $ 12.76           $ 12.32
-------------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ....................             3.04**              6.67              2.67**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands) .....              459                 327                58

Ratio of expenses before expense
  reductions (%) ............................             3.49*               3.16              1.75*

Ratio of expenses after expense
  reductions (%) ............................             1.75*               1.75              1.75*

Ratio of net investment income (loss)
  (%) .......................................             3.30*               3.14               .44*

Portfolio turnover rate (%) .................                5*                 38                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio

                                               Six Months                         For the period
                                                  Ended                            March 9, 1999
                                               October 31,        Year Ended       (commencement
                                                   2000             April 30,    of operations) to
Class A                                        (Unaudited)            2000        April 30, 1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $ 12.70           $ 12.45           $ 12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......              .19               .39               .06

Net realized and unrealized gain (loss)
  on investment transactions ..........              .29               .22               .39

Total from investment operations ......              .48               .61               .45

Less distributions from net investment
  income ..............................             (.20)             (.36)               --

Net asset value, end of period ........          $ 12.98           $ 12.70           $ 12.45
--------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............             3.88**            4.95              3.75**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              923               757                64

Ratio of expenses before expense
  reductions (%) ......................             2.00*             1.95              1.00*

Ratio of expenses after expense
  reductions (%) ......................             1.00*             1.00              1.00*

Ratio of net investment income (loss)
  (%) .................................             2.98*             3.17               .52*

Portfolio turnover rate (%) ...........               23*               20                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Balanced Portfolio

                                               Six Months                         For the period
                                                  Ended                            March 9, 1999
                                               October 31,        Year Ended       (commencement
                                                   2000             April 30,    of operations) to
Class B                                        (Unaudited)            2000        April 30, 1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $   12.68         $   12.43         $   12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......                .15               .27               .05

Net realized and unrealized gain (loss)
  on investment transactions ..........                .27               .24               .38

Total from investment operations ......                .42               .51               .43

Less distributions from net investment
  income ..............................               (.15)             (.26)               --

Net asset value, end of period ........          $   12.95         $   12.68         $   12.43
--------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............               3.32**            4.06              3.58**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              1,234               607                68

Ratio of expenses before expense
  reductions (%) ......................               2.75*             2.70              1.75*

Ratio of expenses after expense
  reductions (%) ......................               1.75*             1.75              1.75*

Ratio of net investment income (loss)
  (%) (b) .............................               2.31*             2.15               .40*

Portfolio turnover rate (%) ...........                 23*               20                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth with Income Portfolio

                                               Six Months                         For the period
                                                  Ended                            March 9, 1999
                                               October 31,        Year Ended       (commencement
                                                   2000             April 30,    of operations) to
Class A                                        (Unaudited)            2000        April 30, 1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $   12.52         $   12.63         $   12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......                .13               .25               .04

Net realized and unrealized gain (loss)
  on investment transactions ..........                .23              (.08)              .59

Total from investment operations ......                .36               .17               .63

Less distributions from net investment
  income ..............................                 --              (.28)               --

Net asset value, end of period ........          $   12.88         $   12.52         $   12.63
--------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............               2.88**            1.30              5.25**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              1,212               487               298

Ratio of expenses before expense
  reductions (%) ......................               2.03*             2.18              1.00*

Ratio of expenses after expense
  reductions (%) ......................               1.00*             1.00              1.00*

Ratio of net investment income (loss)
  (%) .................................               2.08*             1.98               .37*

Portfolio turnover rate (%) ...........                  9*               56                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth with Income Portfolio

                                               Six Months                         For the period
                                                  Ended                            March 9, 1999
                                               October 31,        Year Ended       (commencement
                                                   2000             April 30,    of operations) to
Class B                                        (Unaudited)            2000        April 30, 1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $   12.52          $   12.61         $   12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......                .09                .18               .04

Net realized and unrealized gain (loss)
  on investment transactions ..........                .21               (.09)              .57

Total from investment operations ......                .30                .09               .61

Less distributions from net investment
  income ..............................                 --               (.18)               --

Net asset value, end of period ........          $   12.82          $   12.52         $   12.61
--------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............               2.40**              .62              5.08**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              1,257                597                55

Ratio of expenses before expense
  reductions (%) ......................               2.77*              2.93              1.75*

Ratio of expenses after expense
  reductions (%) ......................               1.75*              1.75              1.75*

Ratio of net investment income (loss)
  (%) .................................               1.42*              1.46               .31*

Portfolio turnover rate (%) ...........                  9*                56                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth Portfolio

                                                Six Months                            For the period
                                                   Ended                               March 9, 1999
                                                October 31,         Year Ended         (commencement
                                                    2000              April 30,      of operations) to
Class A                                         (Unaudited)             2000           April 30, 1999
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $   12.99            $   12.80           $   12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......                .04                  .05                 .01

Net realized and unrealized gain (loss)
  on investment transactions ..........                .31                  .35                 .79

Total from investment operations ......                .35                  .40                 .80

Less distributions from:
Net investment income .................                 --                 (.17)                 --
Net realized gains on investment
  transactions ........................                 --                 (.04)                 --

Total distributions ...................                 --                 (.21)                 --

Net asset value, end of period ........          $   13.34            $   12.99           $   12.80
------------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............               2.69**               3.02                6.67**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              2,870                1,562                  92

Ratio of expenses before expense
  reductions (%) ......................               1.45*                1.66                1.00*

Ratio of expenses after expense
  reductions (%) ......................               1.00*                1.00                1.00*

Ratio of net investment income (loss)
  (%) .................................                .54*                 .41                 .12*

Portfolio turnover rate (%) ...........                  1*                  31                  --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth Portfolio

                                                Six Months                            For the period
                                                   Ended                               March 9, 1999
                                                October 31,         Year Ended         (commencement
                                                    2000              April 30,      of operations) to
Class B                                         (Unaudited)             2000           April 30, 1999
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ..          $   12.96             $   12.79         $   12.00

Income (loss) from investment
  operations:

Net investment income (loss) (a) ......               (.01)                 (.05)              .01

Net realized and unrealized gain (loss)
  on investment transactions ..........                .33                   .33               .78

Total from investment operations ......                .32                   .28               .79

Less distributions from:
Net investment income .................                 --                  (.07)               --
Net realized gains on investment
  transactions ........................                 --                  (.04)               --

Total distributions ...................                 --                  (.11)               --

Net asset value, end of period ........          $   13.28             $   12.96         $   12.79
------------------------------------------------------------------------------------------------------
Total Return (%) (b) (c) ..............               2.47**                2.09              6.58**

Ratios to Average Net Assets and
  Supplemental Data

Net assets, end of period ($ thousands)              2,133                   902                55

Ratio of expenses before expense
  reductions (%) ......................               2.20*                 2.41              1.75*

Ratio of expenses after expense
  reductions (%) ......................               1.75*                 1.75              1.75*

Ratio of net investment income (loss)
  (%) (b) .............................               (.23)*                (.39)              .06*

Portfolio turnover rate (%) ...........                  1*                   31                --

(a)   Based on daily average shares outstanding during the period.

(b) Total return would have been lower if the investment adviser to this Portfolio and the investment adviser to some of the Underlying Funds had not maintained some of the expenses.

(c)   Total return does not reflect the effect of any sales charge.

*     Annualized

**    Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Farmers Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Trust is composed of five separate diversified portfolios: Income, Income with Growth, Balanced, Growth with Income and Growth Portfolios (the "Portfolios"). These Portfolios invest primarily in existing mutual funds (the "Underlying Funds") that are either affiliated with Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "Adviser") or are unaffiliated.

The Portfolios offer two classes of shares. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. Class B shares differ from Class A only with respect to the 12b-1 distribution expenses borne by Class B shares. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Portfolio have equal rights with respect to voting, subject to class-specific arrangements.

The Portfolios' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term securities purchased with an original maturity of sixty days or less are valued at amortized cost.

Federal Income Taxes. Each Portfolio is treated as a single corporate taxpayer, as provided for in the Internal Revenue Code, as amended. It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Portfolios paid no federal income taxes and no provision for federal income taxes was required.

Distribution of Income and Gains. Distributions from net investment income from the Income, Income with Growth and Balanced Portfolios are declared and paid quarterly, and distributions of net realized gains are made annually. Distributions of net investment income and net realized gains from the Growth with Income and Growth Portfolio are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolios may periodically make reclassifications among certain of their capital accounts without impacting the net asset value of the Portfolios.

Other. Investment security transactions are accounted for on a trade date basis. Distributions of income and capital gains from the Underlying Funds and distributions to shareholders are recorded on the ex-dividend date. Income is recorded on the accrual basis.

B. Related Parties

Management Agreement. Under the Management Agreement (the "Agreement"), each Portfolio pays the Adviser an annual fee of 0.75% of average daily net assets of that Portfolio. The Agreements between each Portfolio and the Adviser require that the Adviser provide investment management services and pay all ordinary expenses of the Portfolios, except distribution fees, administrative fees, interest, taxes, brokerage commissions, all compensation and expenses of Trustees (other than those affiliated with the Adviser) and extraordinary expenses. In addition, the Adviser has agreed to reimburse each Portfolio for all compensation and expenses of Trustees, other than those being waived, until such time that each Portfolio reaches $50,000,000 in assets. During the six months ended October 31, 2000, the Trustees fees were as follows:

                                          Trustees fees
                              Trustees      waived by      Reimbursed
   Portfolio                  fees ($)     Trustees ($)  by Adviser ($)
   --------------------------------------------------------------------
   Income                      8,400          4,400          4,000
   Income with Growth          8,400          4,400          4,000
   Balanced                    8,400          4,400          4,000
   Growth with Income          8,400          4,400          4,000
   Growth                      8,400          4,400          4,000

The Adviser also receives management fees from managing the affiliated Underlying Funds in which each Portfolio invests. Each affiliated Underlying Fund pays the

Adviser a management fee as determined by the Investment Agreement between each Underlying Fund and the Adviser.

The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments within the set limits may represent a significant portion of an Underlying Fund's net assets. At October 31, 2000, none of the Portfolios held more than 5% of an Underlying Fund's outstanding shares.

Distribution Service Agreement. In accordance with Rule 12b-1 under the Investment Act of 1940, as amended, Kemper Distributors, Inc. ("KDI"), a subsidiary of the Adviser, receives a fee of 0.75% of average daily net assets of Class B. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B shares of each Portfolio. In addition, KDI receives any contingent deferred sales charge
(CDSC) from redemptions of Class B shares of each Portfolio. For the six months ended October 31, 2000, CDSC fees incurred by Class B shareholders and the distribution fees were as follows:

                                    Distribution
                                    fees received          CDSC
   Portfolio                          by KDI ($)         fees ($)
   --------------------------------------------------------------
   Income                                 237                10
   Income with Growth                   1,428                40
   Balanced                             3,122             1,664
   Growth with Income                   3,433             1,231
   Growth                               5,013               665

Administrative Service Fees. The Trust has an administrative services agreement with KDI. For providing information and administrative services to Class A and Class B shareholders, each Portfolio pays KDI a fee at an annual rate of up to 0.25% of average daily net assets for each such class. KDI in turn has various agreements with other firms to provide these services and pays each such firm a fee based upon the assets for Class A and Class B shares maintained and serviced by the firm. Firms to which service fees may be paid include broker-dealers affiliated with KDI. During the six months ended October 31, 2000, the administrative service fees (ASF) were as follows:

                                    ASF incurred
                                       by the
   Portfolio                        Portfolio ($)
   --------------------------------------------------------------
   Income                                 285
   Income with Growth                   1,207
   Balanced                             2,077
   Growth with Income                   2,041
   Growth                               4,592

C. Plan of Reorganization

On November 9, 2000 the Board of each Farmers Portfolio (identified in the chart below under the heading "Acquired Portfolio") approved an Agreement and Plan of Reorganization (the "Reorganization") between each Farmers Portfolio and the Scudder Pathway Series Acquiring Portfolio identified in the chart below, pursuant to which Scudder Pathway series Acquiring Portfolio would acquire all or substantially all of the assets and liabilities of the Farmers Portfolio in exchange for shares of the corresponding Acquiring Portfolio. Each Reorganization can be consummated only if, among other things, it is approved by a majority vote of the shareholders of the applicable Farmers Portfolio. A special meeting of the shareholders of each Farmers Portfolio to approve the Reorganization will be held on or about March 14, 2001.

As a result of the Reorganization, each shareholder of the Farmers Portfolio will become a shareholder of the corresponding Acquiring Fund and would hold, immediately after the closing of the Reorganization (the "Closing"), that number of full and fractional voting shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder's shares held in the applicable Farmers Portfolio as of the close of business on the business day preceding the Closing. The Closing is expected to take place during the second quarter of 2001. In the event the shareholders of the Farmers Portfolio fail to approve the Reorganization, the Farmers Portfolio will continue to operate and the Portfolio's Trustees may resubmit the Plan for shareholder approval or consider other proposals.

                                                                                   Proposed
Acquired Portfolio               Acquiring Portfolio                          Reorganization Date
-------------------------------------------------------------------------------------------------
Income Portfolio                 Pathway Conservative Portfolio                  April 6, 2001
Income with Growth Portfolio     Pathway Balanced Portfolio (to be renamed       April 6, 2001
                                 Pathway Moderate Portfolio)
Balanced                         Pathway Balanced Portfolio (to be renamed       April 6, 2001
                                 Pathway Moderate Portfolio)
Growth with Income Portfolio     Pathway Balanced Portfolio (to be renamed       April 6, 2001
                                 Pathway Moderate Portfolio)
Growth Portfolio                 Pathway Growth Portfolio                        April 6, 2001

Officers and Trustees

Dr. Rosita P. Chang
  Trustee; Professor of Finance,
  University of Hawaii

Edgar R. Fiedler
  Trustee; Senior Fellow and Economic Counsellor,
  The Conference Board, Inc.

Dr. J. D. Hammond
  Trustee; Dean Emeritus, Smeal College of Business Administration, Pennsylvania State University

Richard M. Hunt
  Trustee; University Marshal and Senior Lecturer,
  Harvard University

Kathryn L. Quirk*
  Trustee, Vice President and Assistant Secretary

Brian Cohen
  President, Farmers Investment Trust

Shahram Tajbakhsh*
  Vice President

John Millette*
  Vice President and Secretary

John R. Hebble*
  Treasurer

Brenda Lyons*
  Assistant Treasurer

Caroline Pearson*
  Assistant Secretary

* Scudder Kemper Investments, Inc.

                                   This page
                                 intentionally
                                   left blank.

                                   This page
                                 intentionally
                                   left blank.

                                   This page
                                 intentionally
                                   left blank.

Farmers Financial Solutions --
helping you get to where you want to be.

Working with your Farmers agent* to better understand your financial needs, clarify your goals, and develop steps you can take towards those goals.

*The securities are offered through your agent, a registered representative of Farmers Financial Solutions, LLC.

Scudder Kemper Investments, Inc. is the adviser to Farmers Mutual Fund Portfolios. Scudder Kemper Investments has over 80 years of money management experience and offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined long-term investment strategies. Scudder Kemper Investments manages more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Kemper Distributors, Inc. is the principal underwriter of Farmers Mutual Fund Portfolios.

Farmers Financial Services is not a separate entity and neither it nor Farmers is engaged in the business of providing investment advice and is not registered as an investment adviser or broker/dealer under the federal securities laws.

                                                       [LOGO] FARMERS(R)
                                                              FINANCIAL SERVICES